RELATED PARTY DISCLOSURES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY DISCLOSURES
Sales	$ 458	$ 676
Purchases	130	215
Accounts receivable	26	38
Accounts payable and accrued liabilities	16	19
Compensation of Key Management Personnel
Salaries and other short-term benefits	9	14
Pension and other post-retirement benefits	3	3
Share-based compensation	(9)	47
Total	3	64
Parachem Chemicals Inc
RELATED PARTY DISCLOSURES
Sales	$ 173	$ 269